SHARE-BASED PAYMENTS (Details)		3 Months Ended	6 Months Ended
	Jul. 26, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) installment $ / shares
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			2,409,437
Fair value of options on date of grant in U.S. dollars in thousands		$ 9,825,000	$ 9,825,000
March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			40,500
Exercise price for 1 ADS ($) | $ / shares			$ 9.44
Fair value of options on date of grant in U.S. dollars in thousands		151,000	$ 151,000
April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			2,346,437
Exercise price for 1 ADS ($) | $ / shares			$ 7.08
Fair value of options on date of grant in U.S. dollars in thousands		9,584,000	$ 9,584,000
May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			22,500
Exercise price for 1 ADS ($) | $ / shares			$ 7.05
Fair value of options on date of grant in U.S. dollars in thousands		$ 90,000	$ 90,000
Stock Options | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		2,805,281
Incremental value measured			3,500,000
Expense recognized			$ 2,900,000
Stock Options | Minimum | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares		$ 4.3
Expected volatility		58.80%
Risk free interest rate		0.01%
Stock Options | Maximum | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares		$ 7.0
Expected volatility		65.28%
Risk free interest rate		2.31%
Stock Options | 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares			$ 7.05
Expected volatility			64.05%
Risk free interest rate			1.58%
Stock Options | 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares			$ 9.44
Expected volatility			64.06%
Risk free interest rate			1.73%
Stock Options | 2021 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment			16
Vesting period			4 years
Stock Options | 2021 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period			1 year
Stock Options | 2021 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment			12
Vesting period			1 year
Percentage of options vesting			0.25%
Option term			10 years
Stock Options | 2021 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period			1 year
Other than directors | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			2,099,096
Other than directors | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			40,500
Other than directors | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			2,036,096
Other than directors | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			22,500
To directors | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			310,341
To directors | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			310,341
Event subsequent to reporting period | To directors | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	310,341